Exhibit 99.1

Report of Independent Accountants on Applying
Agreed-Upon Procedures

SVB Capital Master Servicer, LLC
SVB Innovation Credit Fund VIII, L.P.
Innovation Debt Funding VI, LLC
3005 Tasman Drive
Santa Clara, CA 95054

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by SVB Capital Master Servicer, LLC (“Master Servicer”), SVB Innovation Credit Fund VIII, L.P. (“Sponsor and Seller”), and Innovation Debt Funding VI, LLC (“Issuer”, together with the Master Servicer and Sponsor and Seller, the “Company,” as the engaging party), and Barclays Capital Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the Innovation Debt Funding VI, LLC, Series 2021-1 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 51 commercial life sciences, technology and sponsor finance loans which represents the entire population of collateral participations that constitute the collateral (collectively the “Collateral”) that secure the notes issued under the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
●	The value of the Collateral; and

PricewaterhouseCoopers LLP, 601 S Figueroa Street, Los Angeles, CA 90017
T: (213) 356-6000, F: (813)-286-6000 www.pwc.com	1

●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

●	The interpretation of Transaction documents included in connection with our procedures;
●	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
●	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

●	The phrase “Cut-off Date” refers to the date of October 15, 2021.

●	The phrase "LIBOR Assumption" refers to the rate of 0.10000%.

●	The phrase “Prime Rate Assumption” refers to the rate of 3.2500%

●	The phrase “BoE Rate Assumption” refers to the rate of 0.0000%

●
The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on October 27, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	DFVI Loan Tape Final.xlsx (provided on October 27, 2021).

●	The phrase “Specified Attributes” refers to the fields in the Final Data File.

●
The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

●	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

●	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

●	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

PricewaterhouseCoopers LLP, 601 S Figueroa Street, Los Angeles, CA 90017
T: (213) 356-6000, F: (813)-286-6000 www.pwc.com	2

●
The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

●	The phrase “Agreement Among Lenders” refers to a signed agreement among lenders document.

●	The phrase “CR and Valuations Updates_master File” refers to a file prepared by the Company.

●	The phrase “Credit Agreement” refers to a signed or draft credit agreement.

●	The phrase “DFVI Finance Cash Flow File” refers to a file provided by the Company.

●	The phrase “Internal Credit Memo” refers to a file prepared by the Company.

●	The phrase “Industry Options File” refers to a file prepared by the Company.

●	The phrase “Loan and Security Agreement” refers to a signed or draft loan and security agreement.

●	The phrase “Participation Spec” refers to a signed or draft participation spec agreement.

●	The phrase “Sponsor Deal Senior Commitment File” refers to balances of sponsor finance loans provided by the Company.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth below. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From September 15, 2021 through October 27, 2021, the Company provided us with the Source Documents related to the Collateral for which we:
●	Compared certain Specified Attributes to the corresponding Source Documents and found them to be in agreement (the “Compared Attributes”);
●	Recalculated certain Specified Attributes and found them to be in agreement (the “Recalculated Attributes”); or
●	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

PricewaterhouseCoopers LLP, 601 S Figueroa Street, Los Angeles, CA 90017
T: (213) 356-6000, F: (813)-286-6000 www.pwc.com	3

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

●	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
●	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

Los Angeles, CA
October 27, 2021

PricewaterhouseCoopers LLP, 601 S Figueroa Street, Los Angeles, CA 90017
T: (213) 356-6000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 601 S Figueroa Street, Los Angeles, CA 90017
T: (213) 356-6000, F: (813)-286-6000 www.pwc.com	5

SVB Innovation Credit 2021-1	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	LSA	None - Company Provided	None
2	Issuer Name	Loan and Security Agreement; DFVI Finance Cash Flow File	None
3	Industry	Internal Credit Memo; Industry Options File	None
4	Location	Loan and Security Agreement; Internal Credit Memo	None
5	Loan Type	CR and Valuation Updates_master File; Internal Credit Memo	None
6	Lien Position	Loan and Security Agreement; Internal Credit Memo	None
7	SVBC Participation Interest	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
8	Closing Date	Loan and Security Agreement	None
9	SVBC Risk Rating	CR and Valuation Updates_master File; Internal Credit Memo	None
10	SVBC Total Commitment	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
11	Initial Draw Date	DFVI Finance Cash Flow File	None
12	SVBC Current Balance	DFVI Finance Cash Flow File	None
13	Current Balance DFVI	None - Company Provided	None
14	Interest Rate/Coupon	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
15	End of Term Fees	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
16	Maturity Date	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
17	Interest Only Period	Recalculation	None
18	Amortization Period	Recalculation	None
19	Amortization Start Date	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
20	Enterprise Value	CR and Valuation Updates_master File; Internal Credit Memo	None

PricewaterhouseCoopers LLP, 601 S Figueroa Street, Los Angeles, CA 90017
T: (213) 356-6000, F: (813)-286-6000 www.pwc.com	6

SVB Innovation Credit 2021-1	EXHIBIT A
Loan File Review Procedures

21	Commitment Senior to SVBC	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement For assets identified as Sponsor Finance Loans - Sponsor Deal Senior Commitment File	None
22	Amount Outstanding Senior to SVBC	For assets identified as Sponsor Finance Loans - Sponsor Deal Senior Commitment File. For all other assets - None Company Provided	None
23	Global Commitment	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
24	Funding Stage	Internal Credit Memo	None
25	Accrued PIK Amount	DFVI Finance Cash Flow File	None
26	Day count convention	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
27	Payment frequency	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
28	PIK interest rate	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
29	Interest type (fixed or floating)	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
30	Index (floating only)	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
31	Spread (floating only)	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
32	Floor (floating only)	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
33	Senior Participation interest of SVB	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
34	Mezz participation interest of SVB	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
35	Original Currency	Loan and Security Agreement	None

PricewaterhouseCoopers LLP, 601 S Figueroa Street, Los Angeles, CA 90017
T: (213) 356-6000, F: (813)-286-6000 www.pwc.com	7

SVB Innovation Credit 2021-1	EXHIBIT A
Loan File Review Procedures

36	Loan balance in the original currency (for non-USD denominated loans)	Loan and Security Agreement	None
37	Obligor LTV (fully drawn)	Recalculation	None
38	Obligor LTV (funded only)	Recalculation	None
39	Original Term to Maturity	Recalculation	None
40	Remaining Term to Maturity	Recalculation	None
41	Seasoning	Recalculation	None
42	Amortization Type	Loan and Security Agreement; Participation Spec; Agreement Among Lenders; Credit Agreement	None
43	Senior Commitment Type	Loan and Security Agreement; Internal Credit Memo	None

PricewaterhouseCoopers LLP, 601 S Figueroa Street, Los Angeles, CA 90017
T: (213) 356-6000, F: (813)-286-6000 www.pwc.com	8

SVB Innovation Credit 2021-1	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
17	Interest Only Period	Count of the number of months, from and inclusive of (i) Closing Date, to (ii) Amortization Start Date.
18	Amortization Period	Count of the number of months, from and inclusive of (i) Amortization Start Date to, and including, (ii) Maturity Date
37	Obligor LTV (fully drawn)	Quotient of (i) sum of (a) Global Commitment and (b) Commitment Senior to SVBC and (ii) Enterprise Value.
38	Obligor LTV (funded only)	For Sponsor Finance loans only, quotient of (i) sum of (a) SVBC Current Balance and (b) Amount Outstanding Senior to SVBC and (ii) Enterprise Value.
39	Original Term to Maturity	Sum of (i) Interest Only Period and (i) Amortization Period.
40	Remaining Term to Maturity	Difference between (i) Original Term to Maturity and (ii) Seasoning.
41	Seasoning	Count of the number of months, from and inclusive of, (i) Closing Date, to and including, (ii) Cut-off Date.

PricewaterhouseCoopers LLP, 601 S Figueroa Street, Los Angeles, CA 90017
T: (213) 356-6000, F: (813)-286-6000 www.pwc.com	9